UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30, 2024

Date of reporting period: October 31, 2023

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR§ 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

ROBO Global® Healthcare Technology and Innovation ETF

ROBO Global® Robotics and Automation Index ETF

ROBO Global® Artificial Intelligence ETF

Semi-Annual Report

October 31, 2023
(Unaudited)

ROBO Global®

Healthcare Technology and Innovation ETF

Robotics and Automation Index ETF

Artificial Intelligence ETF

Table of Contents

The Funds file their complete schedule of investments with the U.S. Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to each Fund’s report on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-PORT reports are available on the Commission’s website at https://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to each Fund’s Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how each Fund voted proxies relating to each Fund’s securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling (855)-456-ROBO and on the Commission’s website at https://www.sec.gov.

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

October 31, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.9%

China — 1.5%
Consumer Staples — 1.5%
JD Health International*	188,300	$855,515
Total China		855,515
France — 1.6%
Health Care — 1.6%
Eurofins Scientific	18,663	943,536
Total France		943,536
Germany — 2.1%
Health Care — 2.1%
Siemens Healthineers	25,255	1,236,496
Total Germany		1,236,496
Italy — 1.9%
Health Care — 1.9%
DiaSorin	12,593	1,124,767
Total Italy		1,124,767
Japan — 1.2%
Health Care — 1.2%
Terumo	25,900	699,810
Total Japan		699,810
Netherlands — 3.7%
Health Care — 3.7%
Koninklijke Philips	56,323	1,065,533
QIAGEN*	30,128	1,127,691
Total Health Care		2,193,224
Total Netherlands		2,193,224
Switzerland — 2.8%
Health Care — 2.8%
Lonza Group	2,115	736,258
Tecan Group	2,970	849,830
Total Health Care		1,586,088
Total Switzerland		1,586,088
United Kingdom — 1.3%
Health Care — 1.3%
Smith & Nephew PLC	68,026	760,082
Total United Kingdom		760,082
Description	Shares	Fair Value
United States — 83.8%
Health Care — 81.7%
Abbott Laboratories	10,712	$1,012,820
Agilent Technologies	9,369	968,474
Align Technology*	2,855	527,004
Alnylam Pharmaceuticals*	3,341	507,164
Avanos Medical*	31,669	581,443
Axogen*	106,641	400,970
Azenta*	23,795	1,081,483
Baxter International	19,775	641,303
Becton Dickinson	3,507	886,499
BioMarin Pharmaceutical*	9,977	812,627
Bio-Rad Laboratories, Cl A*	2,988	822,537
Boston Scientific*	24,443	1,251,237
Bristol-Myers Squibb	15,393	793,201
CareDx*	124,281	672,360
Charles River Laboratories International*	6,419	1,080,703
CONMED	7,602	740,891
Danaher	5,597	1,074,736
DexCom*	13,197	1,172,290
Edwards Lifesciences*	15,221	969,882
Exact Sciences*	11,995	738,772
Fulgent Genetics*	37,900	907,326
GE HealthCare Technologies	15,141	1,007,936
Globus Medical, Cl A*	14,373	656,990
Guardant Health*	35,315	913,952
Health Catalyst*	91,726	687,028
Hologic*	14,405	953,179
Illumina*	7,666	838,814
Incyte*	17,873	963,891
Insulet*	6,995	927,327
Integra LifeSciences Holdings*	29,537	1,062,151
Intuitive Surgical*	4,337	1,137,248
IQVIA Holdings*	5,490	992,757
iRhythm Technologies*	12,340	968,937
Masimo*	8,048	652,934
Medpace Holdings*	3,844	932,823
Moderna*	11,462	870,654
Natera*	21,500	848,605
Nevro*	50,088	722,770
Novocure*	50,646	673,592
Omnicell*	21,437	761,871

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

October 31, 2023 (Unaudited) (Concluded)

Description	Shares	Fair Value
Penumbra*	4,896	$935,870
Privia Health Group*	33,998	714,638
QuidelOrtho*	12,784	780,847
Regeneron Pharmaceuticals*	1,490	1,162,036
Revvity	11,033	914,084
Roche Holding	3,460	889,095
STAAR Surgical*	29,956	1,252,760
Stryker	4,729	1,277,871
Tactile Systems Technology*	45,377	495,517
Teladoc Health*	32,322	534,606
Thermo Fisher Scientific	2,414	1,073,675
Twist Bioscience*	43,353	683,243
Veeva Systems, Cl A*	4,572	881,070
Veracyte*	38,499	797,699
Vertex Pharmaceuticals*	3,068	1,110,953
		47,721,145
Information Technology — 1.3%
Novanta*	5,798	765,684
		765,684
Materials — 0.8%
Ginkgo Bioworks Holdings*	340,394	466,340
		466,340
Total United States		48,953,169
Total Common Stock (Cost $94,649,692)		58,352,687
Total Investments — 99.9% (Cost $94,649,692)		$58,352,687

Percentages are based on Net Assets of $58,391,921.

*          Non-income producing security.

Cl — Class

PLC — Public Limited Company

As of October 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

October 31, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.5%

Canada — 1.3%
Industrials — 1.3%
ATS*	454,436	$15,286,988
Total Canada		15,286,988
China — 1.2%
Industrials — 0.9%
Estun Automation, Cl A	1,643,200	4,221,336
Han’s Laser Technology Industry Group, Cl A	1,757,751	5,154,526
		9,375,862
Information Technology — 0.3%
Iflytek	637,200	3,966,990
Total China		13,342,852
Finland — 1.2%
Industrials — 1.2%
Cargotec, Cl B	341,797	13,446,874
Total Finland		13,446,874
France — 2.8%
Industrials — 1.1%
Schneider Electric	78,906	12,091,908
Information Technology — 1.7%
Dassault Systemes	470,636	19,309,075
Total France		31,400,983
Germany — 7.4%
Industrials — 6.0%
Duerr	550,627	11,273,632
GEA Group	512,990	17,476,157
Description	Shares	Fair Value
KION Group	302,320	$9,215,923
Krones	185,639	18,013,107
Siemens	91,994	12,150,866
		68,129,685
Information Technology — 1.4%
Jenoptik	661,977	15,645,571
Total Germany		83,775,256
Japan — 21.4%
Industrials — 16.2%
Daifuku	1,146,300	18,669,147
Daihen	339,200	10,571,653
FANUC	806,200	19,446,324
Fuji Machine Manufacturing	1,226,000	18,267,153
Harmonic Drive Systems	616,300	13,185,064
Mitsubishi Electric	951,900	10,543,843
Nabtesco	866,000	15,153,356
Shibaura Machine	425,500	10,367,427
SMC	40,600	18,412,018
THK	919,600	16,212,698
Toyota Industries	248,600	18,147,004
Yaskawa Electric	511,900	16,484,772
		185,460,459
Information Technology — 5.2%
Keyence	55,000	21,118,228
Omron	374,600	13,225,833
Optex Group	723,000	8,029,885
Yokogawa Electric	905,700	16,221,805
		58,595,751
Total Japan		244,056,210
Netherlands — 1.3%
Health Care — 1.3%
QIAGEN*	382,993	14,335,428
Total Netherlands		14,335,428
Norway — 1.1%
Industrials — 1.1%
AutoStore Holdings*(A)	11,542,329	12,728,725
Total Norway		12,728,725
South Korea — 0.9%
Information Technology — 0.9%
Koh Young Technology	1,294,600	10,544,297
Total South Korea		10,544,297

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

October 31, 2023 (Unaudited) (Continued)

Description	Shares	Fair Value
Sweden — 2.9%
Health Care — 1.2%
Elekta, Cl B(A)	2,027,621	$13,774,390
Information Technology — 1.7%
Hexagon, Cl B	2,408,940	19,555,867
Total Sweden		33,330,257
Switzerland — 4.4%
Health Care — 1.2%
Tecan Group	48,025	13,741,783
Industrials — 3.2%
ABB	472,947	15,819,468
Kardex Holding	103,593	19,966,169
		35,785,637
Total Switzerland		49,527,420
Taiwan — 7.4%
Industrials — 3.8%
Airtac International Group	736,565	24,071,494
Hiwin Technologies	3,196,343	19,265,764
		43,337,258
Information Technology — 3.6%
Advantech	1,625,831	16,616,708
Delta Electronics	1,281,538	11,477,934
Global Unichip	282,385	12,493,371
		40,588,013
Total Taiwan		83,925,271
United Kingdom — 2.0%
Consumer Staples — 0.7%
Ocado Group*(A)	1,442,374	8,143,873
Information Technology — 1.3%
Renishaw	405,433	15,172,374
Total United Kingdom		23,316,247
United States — 44.2%
Consumer Discretionary — 1.7%
Aptiv*	133,150	11,610,680
Luminar Technologies, Cl A*(A)	2,494,828	7,908,605
		19,519,285
Health Care — 8.2%
Azenta*	421,281	19,147,222
Globus Medical, Cl A*	261,046	11,932,413
Illumina*	124,615	13,635,373
Intuitive Surgical*	78,635	20,619,670
iRhythm Technologies*	194,239	15,251,646
Omnicell*	353,038	12,546,970
		93,133,294
Description	Shares	Fair Value
Industrials — 10.3%
3D Systems*	2,570,268	$9,587,100
Deere	38,748	14,156,969
Emerson Electric	194,936	17,343,456
GXO Logistics*	211,478	10,681,754
John Bean Technologies	173,890	18,088,038
Nordson	80,045	17,016,766
Rockwell Automation	71,128	18,693,150
Symbotic, Cl A*(A)	346,941	11,806,402
		117,373,635
Information Technology — 24.0%
Ambarella*	268,094	12,061,549
Autodesk*	69,898	13,813,942
Cadence Design Systems*	71,166	17,069,165
Cognex	493,507	17,761,317
FARO Technologies*	456,050	5,869,364
IPG Photonics*	205,449	17,648,069
Manhattan Associates*	90,998	17,742,790
Microchip Technology	177,971	12,687,552
Novanta*	130,558	17,241,490
NVIDIA	39,001	15,904,608
PTC*	118,939	16,701,414
QUALCOMM	129,036	14,063,634
Samsara, Cl A*(A)	544,514	12,561,938
ServiceNow*	37,609	21,882,797
Stratasys*	1,239,388	12,604,576
Teradyne	203,665	16,959,184
Trimble Navigation*	288,148	13,580,415
Zebra Technologies, Cl A*	83,160	17,416,199
		273,570,003
Total United States		503,596,217
Total Common Stock (Cost $1,278,557,787)		1,132,613,025

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

October 31, 2023 (Unaudited) (Concluded)

Description	Shares	Fair Value
SHORT-TERM INVESTMENTS — 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, 5.31%(B)(C)	23,209,431	$23,209,431
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(B)	3,529,090	3,529,090
Total Short-Term Investments (Cost $26,738,521)		26,738,521
Total Investments — 101.8% (Cost $1,305,296,308)		$1,159,351,546

Percentages are based on Net Assets of $1,139,250,528.

*          Non-income producing security.

(A)      This security or a partial position of this security is on loan at October 31, 2023. The total value of securities on loan at October 31, 2023 was $38,252,291.

(B)      Rate shown is the 7-day effective yield as of October 31, 2023.

(C)      This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2023 was $23,209,431. The total value of non-cash collateral held from securities on loan as of October 31, 2023 was $16,176,811.

Cl — Class

As of October 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

October 31, 2023 (Unaudited)

Sector Weightings†

73.6% Information Technology
10.3% Consumer Discretionary
5.4% Communication Services
4.0% Health Care
3.6% Financials
1.4% Industrials
1.3% Real Estate
0.4% Short-Term Investment

† Percentages based on total investments.

Description	Shares	Fair Value

COMMON STOCK — 99.7%

Brazil — 1.5%
Consumer Discretionary — 1.5%
MercadoLibre*	858	$1,064,555
Total Brazil		1,064,555
Canada — 1.3%
Information Technology — 1.3%
Shopify, Cl A*	20,691	976,408
Total Canada		976,408
China — 3.0%
Consumer Discretionary — 2.6%
Alibaba Group Holding ADR*	14,528	1,199,141
JD.com ADR	30,620	778,360
Total Consumer Discretionary		1,977,501
Information Technology — 0.4% Iflytek	41,900	260,855
Total China		2,238,356
France — 1.7%
Information Technology — 1.7%
Dassault Systemes	30,981	1,271,077
Total France		1,271,077
Germany — 1.2%
Information Technology — 1.2%
Infineon Technologies	29,387	853,434
Total Germany		853,434
Israel — 1.0%
Information Technology — 1.0%
Nice ADR*	4,973	767,583
Total Israel		767,583
Russia — 0.0%
Communication Services — 0.0%
Yandex, Cl A*(A)(B)	8,618	86
Total Russia		86
Description	Shares	Fair Value
Taiwan — 5.5%
Information Technology — 5.5%
Global Unichip	32,517	$1,438,628
MediaTek	54,021	1,402,364
Taiwan Semiconductor Manufacturing	69,990	1,141,505
Total Information Technology		3,982,497
Total Taiwan		3,982,497
United Kingdom — 1.3%
Information Technology — 1.3%
Darktrace*	231,204	981,937
Total United Kingdom		981,937
United States — 83.2%
Communication Services — 5.4%
Alphabet, Cl A*	12,392	1,537,600
Electronic Arts	11,451	1,417,519
Spotify Technology*	6,065	999,269
		3,954,388
Consumer Discretionary — 6.2%
Amazon.com*	10,249	1,364,040
Booking Holdings*	356	993,083
Etsy*	17,545	1,093,054
Tesla*	5,344	1,073,289
		4,523,466
Financials — 3.6%
Block, Cl A*	17,949	722,447
Fiserv*	7,493	852,329
Lemonade*	98,178	1,074,067
		2,648,843
Health Care — 4.0%
Illumina*	7,669	839,142
Veeva Systems, Cl A*	6,372	1,227,948
Veracyte*	41,094	851,468
		2,918,558
Industrials — 1.4%
Verisk Analytics, Cl A	4,591	1,043,810
		1,043,810
Information Technology — 61.3%
Accenture PLC, Cl A	3,293	978,317
Adobe*	1,789	951,855
Advanced Micro Devices*	15,522	1,528,916
Alteryx, Cl A*	58,337	1,867,368
Ambarella*	22,214	999,408
Analog Devices	9,118	1,434,535
Arista Networks*	7,531	1,508,986

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

October 31, 2023 (Unaudited) (Concluded)

Description	Shares	Fair Value
ASML Holding, Cl G	2,350	$1,407,204
Atlassian, Cl A*	6,145	1,110,033
Autodesk*	7,158	1,414,636
C3.ai, Cl A*	32,878	802,223
Cloudflare, Cl A*	25,996	1,473,714
Cognex	32,800	1,180,472
Crowdstrike Holdings, Cl A*	9,438	1,668,355
Datadog, Cl A*	10,864	885,090
Fair Isaac*	1,539	1,301,794
HubSpot*	2,534	1,073,833
International Business Machines	8,733	1,263,141
Intuit	1,931	955,748
JFrog*	38,706	870,498
Lam Research	2,092	1,230,556
Microsoft	5,383	1,820,046
MongoDB, Cl A*	3,333	1,148,518
NVIDIA	3,647	1,487,246
Palo Alto Networks*	7,145	1,736,378
Pure Storage, Cl A*	38,752	1,310,205
Rapid7*	31,303	1,455,276
Salesforce*	3,994	802,115
Samsara, Cl A*	46,918	1,082,398
ServiceNow*	2,635	1,533,175
Snowflake, Cl A*	8,336	1,209,804
Splunk*	14,406	2,119,988
Teradyne	11,259	937,537
Twilio, Cl A*	21,100	1,081,586
Varonis Systems, Cl B*	37,874	1,274,081
		44,905,035
Real Estate — 1.3%
CoStar Group*	13,287	975,399
		975,399
Total United States		60,969,499
Total Common Stock (Cost $79,763,526)		73,105,432
SHORT-TERM INVESTMENT — 0.4%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(C)	271,999	271,999
Total Short-Term Investment (Cost $271,999)		271,999
Total Investments — 100.1% (Cost $80,035,525)		$73,377,431

Percentages are based on Net Assets of $73,340,745.

*          Non-income producing security.

(A)      Level 3 security in accordance with fair value hierarchy.

(B)      Security is fair valued.

(C)      Rate shown is the 7-day effective yield as of October 31, 2023.

ADR – American Depositary Receipt

Cl – Class

The following is a summary of the inputs used as of October 31, 2023 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Brazil	$1,064,555	$—	$—	$1,064,555
Canada	976,408	—	—	976,408
China	2,238,356	—	—	2,238,356
France	1,271,077	—	—	1,271,077
Germany	853,434	—	—	853,434
Israel	767,583	—	—	767,583
Russia	—	—	86	86
Taiwan	3,982,497	—	—	3,982,497
United Kingdom	981,937	—	—	981,937
United States	60,969,499	—	—	60,969,499
Short-Term Investment
United States	271,999	—	—	271,999
Total Investments in Securities	$73,377,345	$—	$86	$73,377,431

(1)       A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Assets and Liabilities

October 31, 2023 (Unaudited)

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Assets:
Cost of Investments and Repurchase Agreements	$94,649,692	$1,305,296,308	$80,035,525
Foreign Currency at Cost	—	310,984	—
Investments at Fair Value*	$58,352,687	$1,159,351,546	$73,377,431
Cash and Cash Equivalents	—	2,973	889
Foreign Currency at Value	—	311,120	—
Reclaims Receivable	54,481	2,025,112	1,848
Dividends and Securities Lending Income Receivable	28,752	1,752,829	4,692
Total Assets	58,435,920	1,163,443,580	73,384,860

Liabilities:
Payable Upon Return on Securities Loaned	—	23,209,431	—
Advisory Fees Payable	36,100	983,621	44,099
Due to Custodian — Overdraft	7,899	—	16
Total Liabilities	43,999	24,193,052	44,115

Net Assets	$58,391,921	$1,139,250,528	$73,340,745

Net Assets Consist of:
Paid-in Capital	$170,546,806	$1,591,615,820	$89,041,029
Total Accumulated Losses	(112,154,885)	(452,365,292)	(15,700,284)
Net Assets	$58,391,921	$1,139,250,528	$73,340,745
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,600,001	24,800,000	2,250,000
Net Asset Value, Offering and Redemption Price Per Share	$22.46	$45.94	$32.60
* Includes Market Value of Securities on Loan	$—	$38,252,291	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Operations

For the Six Months Ended October 31, 2023 (Unaudited)

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Investment Income:
Dividend Income	$219,871	$7,369,879	$147,027
Income from Securities Lending (Net)	—	991,174	—
Less: Foreign Taxes Withheld	(5,960)	(808,655)	(14,585)
Total Investment Income	213,911	7,552,398	132,442

Expenses:
Advisory Fees	345,308	6,623,923	208,856
Interest Expense	84	5,529	—
Total Expenses	345,392	6,629,452	208,856

Less:
Waiver of Advisory Fees	(51,796)	—	(19,493)
Net Expenses	293,596	6,629,452	189,363
Net Investment Income (Loss)	(79,685)	922,946	(56,921)

Net Realized Gain (Loss) on:
Investments(1)	(16,065,368)	(14,969,373)	(60,991)
Foreign Currency Transactions	(2,396)	(283,598)	(4,893)
Net Realized Gain (Loss)	(16,067,764)	(15,252,971)	(65,884)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(6,127,129)	(172,522,632)	(2,530,261)
Foreign Currency Translations	(1,741)	(33,567)	(38)
Net Unrealized Gain (Loss)	(6,128,870)	(172,556,199)	(2,530,299)
Net Realized and Unrealized Gain (Loss)	(22,196,634)	(187,809,170)	(2,596,183)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(22,276,319)	$(186,886,224)	$(2,653,104)

(1) Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Changes in Net Assets

	ROBO Global® Healthcare Technology and Innovation ETF		ROBO Global® Robotics and Automation Index ETF
	For the Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023	For the Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023
Operations:
Net Investment Income (Loss)	$(79,685)	$(395,444)	$922,946	$785,492
Net Realized Gain (Loss)(1)	(16,067,764)	(39,315,994)	(15,252,971)	(60,974,299)
Net Change in Unrealized Appreciation (Depreciation)	(6,128,870)	36,019,304	(172,556,199)	109,510,266
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,276,319)	(3,692,134)	(186,886,224)	49,321,459
Capital Share Transactions:
Issued	—	11,962,884	49,443,370	87,610,761
Redeemed	(17,631,575)	(39,804,429)	(61,606,833)	(188,745,861)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(17,631,575)	(27,841,545)	(12,163,463)	(101,135,100)
Total Increase (Decrease) in Net Assets	(39,907,894)	(31,533,679)	(199,049,687)	(51,813,641)
Net Assets:
Beginning of Period/Year	98,299,815	129,833,494	1,338,300,215	1,390,113,856
End of Period/Year	$58,391,921	$98,299,815	$1,139,250,528	$1,338,300,215
Share Transactions:
Issued	—	400,000	875,000	1,675,000
Redeemed	(650,000)	(1,350,000)	(1,200,000)	(3,950,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(650,000)	(950,000)	(325,000)	(2,275,000)

(1) Includes net realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Changes in Net Assets

	ROBO Global® Artificial Intelligence ETF
	For the Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023
Operations:
Net Investment Income (Loss)	$(56,921)	$(43,218)
Net Realized Gain (Loss)(1)	(65,884)	(7,175,050)
Net Change in Unrealized Appreciation (Depreciation)	(2,530,299)	6,232,746
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,653,104)	(985,522)
Capital Share Transactions:
Issued	55,485,964	3,089,368
Redeemed	(4,507,057)	(6,441,946)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	50,978,907	(3,352,578)
Total Increase (Decrease) in Net Assets	48,325,803	(4,338,100)
Net Assets:
Beginning of Period/Year	25,014,942	29,353,042
End of Period/Year	$73,340,745	$25,014,942
Share Transactions:
Issued	1,550,000	100,000
Redeemed	(125,000)	(225,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,425,000	(125,000)

(1) Includes net realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Financial Highlights

ROBO Global® Healthcare Technology and Innovation ETF

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period/Year

	For the Six Months Ended October 31, 2023 (Unaudited)		Years Ended April 30,			Period Ended April 30, 2020†
			2023	2022	2021
Net Asset Value, beginning of year/period	$30.25		$30.91	$46.39	$27.49	$24.29
Investment Activities
Net investment loss*	(0.03)		(0.11)	(0.18)	(0.15)	(0.07)
Net realized and unrealized gain (loss)	(7.76)		(0.55)	(15.28)	19.05	3.27
Total from investment activities	(7.79)		(0.66)	(15.46)	18.90	3.20
Distributions to shareholders from:
Net realized capital gains	—		—	(0.02)	—	—
Total Distributions	—		—	(0.02)	—	—
Net Asset Value, end of year/period	$22.46		$30.25	$30.91	$46.39	$27.49
Net Asset Value, Total Return (%)(1)	(25.75)		(2.14)	(33.33)	68.75	13.17
Ratios to Average Net Assets
Expenses (%)	0.68	(2)	0.68	0.68	0.68	0.68	(2)
Expenses excluding waivers (%)	0.80	(2)	0.80	0.80	0.80	0.80	(2)
Net investment income (loss) (%)	(0.19	)(2)	(0.36)	(0.42)	(0.36)	(0.32	)(2)
Supplemental Data
Net Assets at end of year/period (000’s)	$58,392		$98,300	$129,833	$218,013	$13,747
Portfolio turnover (%)(3)	20		39	38	28	20

*    Per share data calculated using average shares method.

†   Commenced operations on June 24, 2019.

(1)     Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)     Annualized.

(3)     Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Financial Highlights

ROBO Global® Robotics and Automation Index ETF

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period/Year

	For the Six Months Ended October 31, 2023 (Unaudited)		Years Ended April 30,
			2023	2022	2021	2020	2019
Net Asset Value, beginning of year/period	$53.27		$50.73	$64.61	$38.95	$41.55	$40.41
Investment Activities
Net investment income (loss)*	0.04		0.03	(0.09)	0.10	0.09	0.16
Net realized and unrealized gain (loss)	(7.37)		2.51	(13.67)	25.68	(2.53)	1.10
Total from investment activities	(7.33)		2.54	(13.76)	25.78	(2.44)	1.26
Distributions to shareholders from:
Net investment income	—		—	(0.12)	(0.12)	(0.16)	(0.12)
Total Distributions	—		—	(0.12)	(0.12)	(0.16)	(0.12)
Net Asset Value, end of year/period	$45.94		$53.27	$50.73	$64.61	$38.95	$41.55
Net Asset Value, Total Return (%)(1)	(13.76)		5.01	(21.35)	66.21	(5.91)	3.22
Ratios to Average Net Assets
Expenses (%)	0.95	(2)	0.95	0.95	0.95	0.95	0.95
Expenses excluding waivers (%)	0.95	(2)	0.95	0.95	0.95	0.95	0.95
Net investment income (loss) (%)	0.13	(2)	0.06	(0.14)	0.19	0.22	0.41
Supplemental Data
Net Assets at end of year/period (000’s)	$1,139,251		$1,338,300	$1,390,114	$1,886,545	$1,063,451	$1,504,174
Portfolio turnover (%)(3)	14		24	26	29	25	29

*    Per share data calculated using average shares method.

^   The amount shown for a share outstanding throughout the year does not accord with the aggregate net gains on investments for the year because of the sales and repurchases of Fund shares in relation to fluctuating fair value of the investments of the Fund.

(1)     Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)     Annualized.

(3)     Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the ﬁnancial statements.

ROBO Global®

Financial Highlights

ROBO Global® Artificial Intelligence ETF

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period/Year

	For the Six Months Ended October 31, 2023 (Unaudited)		Years Ended April 30,		Period Ended April 30, 2021†
			2023	2022
Net Asset Value, beginning of year/period	$30.32		$30.90	$41.42	$25.02
Investment Activities
Net investment loss*	(0.04)		(0.05)	(0.06)	(0.16)
Net realized and unrealized gain (loss)	2.32		(0.53)	(10.46)	16.56
Total from investment activities	2.28^		(0.58)	(10.52)	16.40
Distributions to shareholders from:
Net Asset Value, end of year/period	$32.60		$30.32	$30.90	$41.42
Net Asset Value, Total Return (%)(1)	7.52		(1.88)	(25.40)	65.55
Ratios to Average Net Assets
Expenses (%)	0.68	(2)	0.68	0.68	0.68	(2)
Expenses excluding waivers (%)	0.75	(2)	0.75	0.75	0.75	(2)
Net investment income (loss) (%)	(0.20	)(2)	(0.18)	(0.15)	(0.42	)(2)
Supplemental Data
Net Assets at end of year/period (000’s)	$73,341		$25,015	$29,353	$37,281
Portfolio turnover (%)(3)	16		37	30	30

*    Per share data calculated using average shares method.

†   Commenced operations on May 8, 2020.

^   The amount shown for a share outstanding throughout the year does not accord with the aggregate net gains on investments for that year because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

(1)     Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)     Annualized.

(3)     Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the ﬁnancial statements.

ROBO Global®

Notes to Financial Statements
October 31, 2023 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the ROBO Global® Healthcare Technology and Innovation ETF, the ROBO Global® Robotics and Automation Index ETF, and the ROBO Global® Artificial Intelligence ETF (each a “Fund”, and together the “Funds”). The ROBO Global® Healthcare Technology and Innovation ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Healthcare Technology and Innovation Index. The ROBO Global® Robotics and Automation Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Robotics and Automation Index. The ROBO Global® Artificial Intelligence ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Artificial Intelligence Index. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for each Fund. Each Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 7). The ROBO Global® Healthcare Technology and Innovation ETF commenced operations on June 24, 2019, the ROBO Global® Robotics & Automation Index ETF commenced operations on October 21, 2013 and the ROBO Global® Artificial Intelligence ETF commenced operations on May 8, 2020.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of a Fund may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units.” Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with a specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — The Funds record their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at

ROBO Global®

Notes to Financial Statements
October 31, 2023 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Rule 2a-5 under the 1940 Act establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. Rule 31a-4 under the 1940 Act, sets forth recordkeeping requirements associated with fair-value determinations.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for a Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to, government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•    Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

ROBO Global®

Notes to Financial Statements
October 31, 2023 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

•    Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•    Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the six months ended October 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of October 31, 2023, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Funds’ policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

ROBO Global®

Notes to Financial Statements
October 31, 2023 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $550, $1,000 and $550 per transaction, regardless of the number of Creation Units created in a given transaction for ROBO Global® Healthcare Technology and Innovation ETF, ROBO Global® Robotics and Automation Index ETF and ROBO Global® Artificial Intelligence ETF, respectively. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee of $550, $1,000 and $550 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction for ROBO Global® Healthcare Technology and Innovation ETF, ROBO Global® Robotics and Automation Index ETF and ROBO Global® Artificial Intelligence ETF, respectively. The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase and sell in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of the Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

ROBO Global®

Notes to Financial Statements
October 31, 2023 (Unaudited) (Continued)

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Funds and is responsible for the day-to-day management of the Funds, including, among other things, implementing changes to each Fund’s portfolio in connection with any rebalancing or reconstitution of an Index, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund as follows:

ROBO Global® Healthcare Technology and Innovation ETF	0.80	%(1)
ROBO Global® Robotics and Automation Index ETF	0.95	%(2)
ROBO Global® Artificial Intelligence ETF	0.75	%(3)

(1) The Adviser has contractually agreed to waive a portion of its management fee in an amount equal to 0.12% of average daily net assets through at least August 31, 2024, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time. The fees waived are non-recoupable.

(2) The Fund pays the Adviser a fee at an annual rate of 0.95% on up to $2 billion in assets, 0.75% on the next $3 billion in assets, and 0.65% on assets greater than $5 billion.

(3) The Adviser has contractually agreed to waive a portion of its fee in an amount equal to 0.07% of the Fund’s average daily net assets through at least August 31, 2024. This arrangement may be terminated only by the Trust’s Board of Trustees. The fees waived are non-recoupable.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly-owned subsidiary of the Adviser, Administers the Funds’ business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under the Funds’ unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. For the services it provides to the Funds, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

ROBO Global Index, LLC is the sponsor of each Fund’s Index and each Fund (the “Sponsor”). In connection with an arrangement between the Adviser, and the Sponsor, the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Funds (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. The sponsor does not make any investment decisions, provide investment advice, or otherwise act in the capacity of an investment advisor to the Fund.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

ROBO Global®

Notes to Financial Statements
October 31, 2023 (Unaudited) (Continued)

3. SERVICE PROVIDERS (Continued)

Distribution Arrangement

The Distributor serves as each Funds underwriter and distributor of each Fund’s shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the six months ended October 31, 2023, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. The Bank of New York Mellon serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser of the Funds’ pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the six months ended October 31, 2023, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
ROBO Global® Healthcare Technology and Innovation ETF	$16,660,254	$16,731,111
ROBO Global® Robotics and Automation ETF	196,719,871	201,656,052
ROBO Global® Artificial Intelligence ETF	11,393,288	8,479,122

For the six months ended October 31, 2023, there were no purchases or sales of long-term U.S. Government securities by any of the Funds.

For the six months ended October 31, 2023, the in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain/(Loss)
ROBO Global® Healthcare Technology and Innovation ETF	$—	$17,462,296	$1,037,255
ROBO Global® Robotics and Automation Index ETF	42,517,864	53,038,245	14,032,891
ROBO Global® Artificial Intelligence ETF*	52,144,845	4,336,453	1,376,142

ROBO Global®

Notes to Financial Statements
October 31, 2023 (Unaudited) (Continued)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature; they are charged or credited to paid-in capital or total distributable earnings as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ended April 30, 2023 and April 30, 2022 were as follows:

	Ordinary Income	Long-Term Capital Gain
ROBO Global® Healthcare Technology and Innovation ETF
2023	$—	$—
2022	71,556	44,145
ROBO Global® Robotics and Automation Index ETF
2023	$—	$—
2022	3,434,936	—
ROBO Global® Artificial Intelligence ETF
2023	$—	$—
2022	—	—

As of April 30, 2023, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Post-October Losses	$(12,517,644)	$(49,652,018)	$(2,511,842)
Capital Loss Carryforwards	(41,154,975)	(212,660,131)	(5,486,989)
Deferred Late-Year Losses	(85,933)	—	(31,341)
Unrealized Depreciation	(36,120,015)	(3,166,912)	(5,017,008)
Other Temporary Differences	1	(7)	—
Total Distributable Earnings (Accumulated Losses)	$(89,878,566)	$(265,479,068)	$(13,047,180)

The Funds may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2022 through April 30, 2023, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of April 30, 2023, the Funds have the following capital loss carryforwards to offset capital gains for an unlimited period:

	Short-Term	Long-Term	Total Capital Loss Carryforwards
ROBO Global® Healthcare Technology and Innovation ETF	$22,056,980	$19,097,995	$41,154,975
ROBO Global® Robotics and Automation Index ETF	79,946,431	132,713,700	212,660,131
ROBO Global® Artificial Intelligence ETF	1,921,592	3,565,397	5,486,989

ROBO Global®

Notes to Financial Statements
October 31, 2023 (Unaudited) (Continued)

5. TAX INFORMATION (Continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at October 31, 2023, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
ROBO Global® Healthcare Technology and Innovation ETF	$94,649,692	$1,629,508	$(37,926,513)	$(36,297,005)
ROBO Global® Robotics and Automation Index ETF	1,305,296,308	153,206,300	(299,151,062)	(145,944,762)
ROBO Global® Artificial Intelligence ETF	80,035,525	3,448,745	(10,106,839)	(6,658,094)

6. SECURITIES LENDING

Each Fund has entered into a Securities Lending Agreement with the Bank of New York Mellon (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and regulations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by a Fund that might occur during the term of the loan would be for the account of the Fund.

Securities pledged as collateral for repurchase agreements are held by BNY and are designated as being held on the Funds’ behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedules of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

ROBO Global®

Notes to Financial Statements
October 31, 2023 (Unaudited) (Continued)

6. SECURITIES LENDING (Continued)

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of October 31, 2023:

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
ROBO Global® Robotics and Automation Index ETF	$38,252,291	$23,209,431	$15,042,860	$—

(1) Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at October 31, 2023 are shown in the Schedule of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of October 31, 2023, the cash collateral was invested in the Dryfus Institutional Preferred Government Plus Money Market Fund and the non-cash collateral consisted of Short-Term Investments (Money Market Funds) and Government Securities (U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds) with the following maturities:

Remaining Contractual Maturity of the Agreements, as of October 31, 2023

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
ROBO Global® Robotics and Automation Index ETF
Short-Term Investments	$23,209,431	$—	$—	$—	$23,209,431
U.S. Government Securities	—	—	132,972	16,043,839	16,176,811
Total	$23,209,431	$—	$132,972	$16,043,839	$39,386,242

7. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), each shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

China A-Shares Investment Risk: (ROBO Global® Healthcare Technology and Innovation ETF and ROBO Global® Artificial Intelligence ETF only) The liquidity of the A-shares market and trading prices of A-shares could be more severely affected than the liquidity and trading prices of other markets because the Chinese government restricts the flow of capital into and out of the A-shares market. The Funds may experience losses due to illiquidity of the Chinese securities markets or delay or disruption in execution or settlement of trades. The Funds’ investments in A-shares may become subject to frequent and widespread trading halts.

Currency Exchange Rate Risk: To the extent each Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investment and the value of your shares. Because the Funds’ net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which each Fund invests depreciates against the U.S. dollar, even if the value of the Funds’ holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in each Fund may change quickly and without warning and you may lose money.

ROBO Global®

Notes to Financial Statements
October 31, 2023 (Unaudited) (Continued)

7. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (Continued)

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in each Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Funds’ portfolio holdings trade in markets that are closed when the Funds’ market is open, there may be valuation differences that could lead to differences between the Funds’ market price and the value of the Funds’ portfolio holdings.

Geographic Investment Risk: To the extent each Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Healthcare Technology Companies Risk: (ROBO Global® Healthcare Technology and Innovation ETF only) The Fund invests primarily in the equity securities of Medical Technology Companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Healthcare Technology Companies may have limited product lines, markets, financial resources or personnel. Securities of Healthcare Technology Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Healthcare Technology Companies also rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Healthcare Technology Companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

Market Risk: The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Non-Diversification Risk: Each Fund is non-diversified under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on each Fund’s performance.

ROBO Global®

Notes to Financial Statements
October 31, 2023 (Unaudited) (Continued)

7. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (Continued)

Sector Focus Risk: Each Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While each Fund’s sector exposure is expected to vary over time based on the composition of the Index, each Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which each Fund may have exposure over time and should not be relied on as such.

Health Care Sector Risk: (ROBO Global® Healthcare Technology and Innovation ETF only) Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

Industrials Sector Risk: (ROBO Global® Robotics and Automation Index ETF only) Stock prices for industrials companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Information Technology Sector Risk: (ROBO Global® Robotics and Automation Index ETF and ROBO Global® Artificial Intelligence ETF only) The Fund is subject to the risk that market or economic factors impacting information technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

8. OTHER

At October 31, 2023, the records of the Trust reflected that 100% of the Funds’ total shares outstanding were held by four Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

9. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors. The COVID-19 pandemic, Russia’s invasion of Ukraine, and higher inflation have resulted in extreme volatility in the financial markets, economic downturns around the world, severe losses to some sectors of the economy and individual issuers, and reduced liquidity of certain instruments. These events have caused significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; large expansion of government deficits and debt as a result of government actions to mitigate the effects of such events; and widespread uncertainty regarding the long-term effects of such events.

ROBO Global®

Notes to Financial Statements
October 31, 2023 (Unaudited) (Concluded)

9. RECENT MARKET EVENTS (Continued)

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. The Federal Reserve may determine to raise interest rates further. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

ROBO Global®

Board Consideration of Approval of Advisory Agreement
(Unaudited)

At a meeting held on September 7, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the continuance of the investment advisory agreement between the Trust, on behalf of the ROBO Global® Robotics and Automation Index ETF (“ROBO”), ROBO Global® Healthcare Technology and Innovation ETF (“HTEC”), and ROBO Global® Artificial Intelligence ETF (“THNQ”) (each, a “Fund” and collectively, the “Funds”), and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Funds (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require the Fund to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from ETC provided an overview of its advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreement, the Board took into account the materials provided for the Meeting, the extensive discussion before and during the Meeting, including the discussion the Independent Trustees had during their executive session with independent legal counsel. In particular, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC to each Fund; (ii) each Fund’s performance; (iii) ETC’s costs of and profits realized from providing advisory services to each Fund, including any fall-out benefits enjoyed by ETC or its affiliates; (iv) comparative fee and expense data; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. With respect to the nature, extent, and quality of the services provided to the Funds, the Board considered ETC’s specific responsibilities in all aspects of the day-to-day management of the Funds.

The Board considered that responsibilities with respect to the Funds’ portfolios include developing, implementing, and maintaining the Fund’s investment program; implementing changes to a Fund’s portfolio in connection with any rebalancing or reconstitution of the underlying index; selecting broker-dealers to execute purchase and sale transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis. The Board considered that beyond portfolio management, ETC, including through its affiliates, also maintains responsibilities for overseeing compliance with relevant law; monitoring compliance with various policies and procedures and applicable securities regulations; the provision of various administrative services to the Fund and oversight of third-party administrators, quarterly reporting to the Board; and implementing Board directives as they relate to the Fund. The Board considered that those services also include arranging for and providing oversight of transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund

ROBO Global®

Board Consideration of Approval of Advisory Agreement
(Unaudited) (Continued)

operations; supervising each Fund’s registration as an investment company and the offering of Fund shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

The Board noted that it has reviewed ETC’s responses to a detailed series of questions, which included a description of ETC’s consolidated operations, services, personnel, compliance program, risk management program, and financial condition, and an overview of the material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has procedures that are reasonably designed to comply with the federal securities laws. The Board considered ETC’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs outside of the Trust. Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of services provided to the Fund by ETC.

Based on review of this information, the Board concluded that the nature, extent and quality of services provided to each Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Performance. The Board reviewed each Fund’s performance in light of its stated investment objective, noting that each Fund is passively managed and each Funds’ objective was to provide investment results that correspond to the total return performance of its index. The Board was provided reports regarding each Fund’s past performance, including a report comparing each Fund’s performance to the performance of its underlying index for various time periods ended June 30, 2023, and the Board found that each Fund generally performed in line with its index over the relevant period. The Board reviewed information regarding the Fund’s index tracking, noting, as applicable, the factors that contributed to the Fund’s tracking error, such as each Fund’s unitary fee.

The Board also noted that the Fund’s performance was generally in line with that of its underlying index and tracking error was primary attributable to each Fund’s fees. The Board further noted that it received regular reports regarding the Fund’s performance, including tracking error, at its quarterly meetings throughout the year. Based on this review, the Board concluded that the performance of each Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee paid by each Fund to ETC under the Agreement. The Board reviewed reports prepared by ISS, an independent third party, comparing each Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the report included mutual funds in the peer group, which were intended to enhance the Board’s ability to evaluate the quality of fees and expenses on a broader scale. The Board took into account the differences in operations and fee structures between ETFs and mutual funds and gave such weight to the mutual fund data as it deemed appropriate. The Board noted that ISS selected the particular mutual funds that were included in its report. In support of its review of the statistical information, the Board was provided with a description of the methodology used by ISS to prepare this information. The Board noted that ROBO’s advisory fee was the highest among the peer ETFs, although less than the net total expenses of the mutual funds included in the report, and higher than the median of the whole peer group. The Board noted that THNQ’s advisory fee was the second highest among the peer ETFs but approximate to the median of the whole peer group. The Board noted that HTEC’s advisory fee was the fourth highest among the peer ETFs (of nine) and within the range of the median of the whole peer group. The Board also considered that ETC had implemented a contractual fee waiver for HTEC equal to 0.12% of its average daily net assets and a contractual fee waiver for THNQ equal to 0.07% of its average daily net assets.

The Board took into account that each Fund’s underlying index was highly specialized, corresponding to that Fund’s strategy, which may contribute to limitations in the construction of the peer groups to provide meaningful direct comparisons to each Fund. The Board took into consideration that the advisory fee for each Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes and interest. The Board noted that, under the

ROBO Global®

Board Consideration of Approval of Advisory Agreement
(Unaudited) (Concluded)

Agreement, ETC is responsible for compensating the Funds’ other service providers and paying the Funds’ other expenses out of its own fee and resources and that, while the Funds’ index provider has assumed such responsibility, ETC is ultimately responsible for ensuring the obligation is satisfied. The Board considered information provided about the costs and expenses incurred by ETC in providing advisory services, evaluated the compensation and benefits received by ETC from its relationship with each Fund, and reviewed profitability information from ETC with respect to each Fund. The Board considered the risks borne by ETC associated with providing services to the Funds, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Funds. Based on the foregoing information, the Board concluded that the advisory fee appeared reasonable in light of the services rendered.

Economies of Scale. The Board considered the extent to which economies of scale have been realized as each Fund’s assets have grown and whether the Fund’s fee structure reflects these economies of scale for the benefit of shareholders of Fund. The Board noted that ROBO’s investment advisory fee includes breakpoints, which allows for economies of scale to be shared through reductions in the advisory fee as Fund assets grow. The Board also concluded that no significant economies of scale have been realized with respect to HTEC and THNQ and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreement on behalf of each Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to each Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the continuance of the Agreement was in the best interests of each Fund and its shareholders.

ROBO Global®

Disclosure of Fund Expenses
(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2023 to October 31, 2023) (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/1/2023	Ending Account Value 10/31/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
ROBO Global® Healthcare Technology and Innovation ETF
Actual Fund Return	$1,000.00	$742.50	0.68%	$2.98
Hypothetical 5% Return	$1,000.00	$1,021.72	0.68%	$3.46
ROBO Global® Robotics and Automation Index ETF
Actual Fund Return	$1,000.00	$862.40	0.95%	$4.45
Hypothetical 5% Return	$1,000.00	$1,020.36	0.95%	$4.82
ROBO Global® Artificial Intelligence ETF
Actual Fund Return	$1,000.00	$1,075.20	0.68%	$3.55
Hypothetical 5% Return	$1,000.00	$1,021.72	0.68%	$3.46

(1) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/366 (to reflect the one-half year period shown).

ROBO Global®

Supplemental Information
(Unaudited)

NAV is the price per share at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the market value of the fund’s holdings. The NAV of a fund may also be impacted by the accrual of deferred taxes. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.roboglobaletfs.com.

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

ROB-SA-001-1100

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: December 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: December 29, 2023

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Treasurer

Date: December 29, 2023